ACCOUNTS RECEIVABLE, NET - Allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Balance at beginning of year	¥ 49,132	¥ 6,249
Provision for expected credit losses	5,840	42,883
Balance at end of year	¥ 54,972	¥ 49,132